Share-based Compensation -Summary of Stock Option Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
2013 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning balance	1,751,560	2,026,560
Number of options, granted	0
Number of options, exercised	(892,020)	(275,000)
Number of options, ending balance	859,540	1,751,560	2,026,560
Number of options, exercisable	849,540	1,385,060
Weighted average exercise price, beginning balance | $ / shares	$ 3.10	$ 2.95
Weighted average exercise price, exercised | $ / shares	3.00	3.10
Weighted average exercise price, ending balance | $ / shares	2.75	3.10	$ 2.95
Weighted average exercise price, exercisable | $ / shares	$ 2.75	$ 3.01
Weighted average remaining life in years, ending balance	5 years 29 days	6 years 4 months 20 days	7 years 4 months 9 days
Weighted average remaining life in years, exercisable	5 years 21 days	6 years 4 months 20 days
2019 ISOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning balance	1,972,500	679,000
Number of options, granted	1,369,000	1,393,000
Number of options, forfeited	(149,750)	(55,500)
Number of options, exercised	(379,250)	(44,000)
Number of options, ending balance	2,812,500	1,972,500	679,000
Number of options, exercisable	455,500	115,760
Weighted average exercise price, beginning balance | $ / shares	$ 4.22	$ 4.02
Weighted average exercise price, granted | $ / shares	8.75	4.22
Weighted average exercise price, forfeited | $ / shares	5.54	4.22
Weighted average exercise price, exercised | $ / shares	4.00	4.22
Weighted average exercise price, ending balance | $ / shares	5.83	4.22	$ 4.02
Weighted average exercise price, exercisable | $ / shares	$ 1.37	$ 4.22
Weighted average remaining life in years, ending balance	8 years 7 months 9 days	9 years 1 month 9 days	9 years 7 months 17 days
Weighted average remaining life in years, granted	9 years 1 month 13 days	9 years 3 months 18 days
Weighted average remaining life in years, exercisable	7 years 10 months 6 days	8 years 7 months 17 days
2021 EIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, granted	1,595,314
Number of options, forfeited	(19,245)
Number of options, ending balance	1,576,069
Weighted average exercise price, granted | $ / shares	$ 17.96
Weighted average exercise price, forfeited | $ / shares	18.00
Weighted average exercise price, ending balance | $ / shares	$ 17.96
Weighted average remaining life in years, ending balance	9 years 6 months 25 days
Weighted average remaining life in years, granted	9 years 6 months 25 days